Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 6 - Shareholders' Equity

A.Share Capital

1.As of December 31, 2014, the number of the ordinary shares outstanding is 15,541,306.

2.On June 11, 2009 the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009.

Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to US$10 million (the “Maximum Amount”) at an annual interest rate of 2.47%. The Maximum Amount was increased several times via additional addendums signed on February 17, 2010, April 14, 2011, December 8, 2011, April 17, 2012, August 6, 2012, October 23, 2012 and August 12, 2014 and currently is US$45 million. At any time commencing October 1, 2009 through December 31, 2016, the Company may call and receive any portion of the loan from STINS COMAN, but no more than US$5 million at a time (up to the said Maximum Amount of US$45 million) and at intervals of at least 30 days between each call request.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into the Company's ordinary shares at a conversion price per share equal to the market price of the Company's ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

During 2014 and 2013 the Company drew approximately $4.0 million and $7.5 million, respectively, under the Convertible Loan Agreement and STINS COMAN has converted approximately $5.1 million and $8.5 million (principal and interest) into 2,778,088 and 2,053,398 ordinary shares, respectively.

As of December 31, 2014, the Company had drawn cumulatively approximately $30.9 million principal loan under the Convertible Loan Agreement and STINS COMAN has converted approximately $29.9 million (principal and interest) into 9,622,622 ordinary shares.

As of December 31, 2014, the balance of the loans the Company can call through December 31, 2016 amounted to approximately $14.1 million. See also Note 10 regarding additional loans received after the balance sheet date.

3.On June 26, 2012 the Company purchased its indoor wireless optical network technology from a related party under common control, by exercising its purchase option, in accordance with the terms of a Technology Purchase Agreement, by and between RiT and the related party (the “Purchase Agreement”). Total purchase price for the sale and transfer of the technology and all rights thereto from the related party to RiT was $583 thousand plus revenue sharing equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or for any future sale of products using the Technology.

It was agreed that the Purchase Price ($583 thousand) be recorded as a loan amount provided by the related party to RiT bearing an interest rate of 2.47% per annum and was to be repaid not later than eighteen (18) months following the closing date. The related party was granted with a right to convert the loan amount or any part thereof (together with interest accrued thereon), into RiT's Shares with a conversion price per share equal to the NASDAQ closing price of RiT's shares on the day RiT receives a written notice from the related party notifying its election of conversion.

The Company recorded the transfer of the technology at historical cost (net book value at the time of transfer). Any difference between the convertible loan amount of $583 thousand assumed and the historical cost of the net assets acquired was accounted as an equity transaction. The historical cost (net book value at the time of transfer and sale) of the technology at the time of the transfer of the technology on the related party books was deemed zero.

In September 2012, the related party converted the loan amount and interest accrued thereon into 218,813 ordinary shares pursuant to a Securities Purchase Agreement, dated as of September 10, 2012, reflecting a conversion price of $2.67 per share.

4.During the year ended December 31, 2013 the Company issued 16,028 shares and raised approximately US$55 thousand in an at-the-market offering of securities.  After deducting the expenses related to the offering, the Company recorded US$3 thousand , net of expenses, in the statement of shareholders' equity via the at-the-market offering.

5.On November 27, 2013 the Company closed a US$6 million underwritten public offering of  3,000,000 ordinary shares and warrants to purchase up to 1,500,000 ordinary shares at an offering price of $2.00 per share and $0.01 per warrant. In addition, the underwriter exercised its over-allotment option to purchase warrants to acquire an additional 225,000 ordinary shares at an offering price of $0.01 per warrant. The warrants have a per share exercise price of $2.50, are exercisable immediately, and expire 5 years from the date of issuance.  In addition, the Company issued the underwriters warrants to purchase up to an aggregate of five percent (5%) of the ordinary shares sold in the offering (150,000 warrants). These warrants are exercisable commencing 12 months after the closing of the public offering and are exercisable in whole or in part for four years thereafter  and have an exercise price equal to 125% of the offering price of the ordinary shares sold ($2.50). The warrants began trading on The NASDAQ Capital Market on November 22, 2013 under the symbol “RITTW.” A registration statement on Form F-1 relating to the offering was filed with the Securities and Exchange Commission. The net amount received by the Company from the offering, after deducting all offering expenses was $4,946 thousand. As of December 31, 2014, no warrants have been exercised and accordingly, 1,875,000 warrants with an exercise price of $2.50 are outstanding.

B.Share options

At December 31, 2014, the Company has several employee compensation plans. The Company recognizes all employee stock based compensation as a cost in the financial statements at fair value.

The Company's option awards are primarily subject to graded vesting over a service period.  In those cases, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The fair value of each option grant is estimated on the measurement date using the Black-Scholes option pricing model with the following assumptions:

1.              The current price of the share is the market value of such shares at the date of issuance.

2.              Dividend yield of zero percent for all relevant periods.

3.              Average risk free interest rates are as follows:

Year ended December 31%
2014	1.29
2013	0.60
2012	0.50

4.        Expected term of 1-4 years for each option granted, (mainly 4), represents the Company's best estimate for the period of time that options granted are expected to be outstanding.

5.       Volatility ranged between 88.0% - 114.9%, 130.7% - 133.6% and 130.3% - 134.4% for options granted during the years ended December 31, 2014, 2013 and 2012, respectively.

The exercise price for options granted to employees are equal the fair value of the Company's ordinary shares at the date of grant.

1.              RiT Technologies Ltd. 2003 Option Plan

In July 2003, the Board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the Board of Directors (or the Share Incentive Committee appointed by the Board to administer the 2003 Share Option Plan). The purpose of the 2003 Plan is to provide incentives to employees, directors, consultants and contractors, or any subsidiary thereof.  The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the Board of Directors, as specified in the grant letter issued to the grantee. The contractual life of options granted under the plan is six years. Unless otherwise determined by the Board of Directors, the options fully vest on the third anniversary following their grant, vesting in three equal annual installments.

As of December 31, 2014, the number of options granted under the 2003 Plan is 1,643,336 options and the number of options outstanding under the 2003 Plan is 976,690 options. As of December 31, 2014, 910,262 options are available for future grant (following an increase of 1,000,000 options to the options- reserve under the 2003 Option plan, approved by the Company's Board of Directors in July 2013).

2.              RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the Board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the Company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options. Unless otherwise determined by the board of directors, the contractual life of options granted under the plan is six years.

As of December 31, 2014, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 3,550 options. The RiT Inc. Plan expired during May 2009.

3.              Stock Options granted under the Share Option Plans are as follows:

		Weighted	Weighted
	Number of	Average	average grant date
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2012	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386

Granted	557,000	3.86	3.86
Exercised	-	-	-
Expired	(4,563)	9.71	12.82
Forfeited	(83,752)	3.81	3.81

Options unexercised as of December 31, 2013	1,021,071

Granted	132,608	1.31	0.91
Exercised	-	-	-
Expired	(29,564)	12.47	1.52
Forfeited	(143,875)	7.15	3.04

Options unexercised as of December 31, 2014	980,240

At December 31, 2014, total compensation cost related to option awards not yet recognized amount to $444 thousand and will be recognized in the statements of operations during fiscal years 2015 – 2017.

The following table summarizes information about stock options outstanding as of December 31, 2014:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2014	life	price	2014	price
prices in US$		In years	US$		US$
1.00-2.99	132,608	5.70	1.31	-	-
3.00-3.80	502,600	1.89	3.56	441,987	3.59
4.00-5.44	337,192	3.12	4.28	193,894	4.25
7.50-9.84	1,500	1.86	9.60	1,500	9.60
10.24-14.88	6,340	1.26	14.88	6,340	14.88

	980,240			643,721

At December 31, 2014, options with an average exercise price of $3.91 were exercisable for 643,721 shares. At December 31, 2013, options with an average exercise price of $5.48 were exercisable for 462,660 shares.

Weighted average exercise prices for the options outstanding at December 31, 2014 and 2013 were $3.59 and $4.64, respectively.

Weighted average remaining contractual life of outstanding options at December 31, 2014 and 2013 was 2.82 and 4.27 years.

The Company recorded stock option expense of $841 thousand, $1,172 thousand and $301 thousand for the years ended December 31, 2014, 2013 and 2012, respectively, in relation to grants under its' share option plans.

C.Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher.  Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends. To date the Company has never declared or paid any cash dividends on its ordinary shares. The Company currently intends to retain any future earnings to finance operations and to expand its business and, therefore, does not expect to pay any cash dividends in the foreseeable future